INVESTMENTS IN AFFILIATES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES
6. INVESTMENTS IN AFFILIATES
Nikola Iveco Europe GmbH
The Company and Iveco are parties to a series of agreements which established a joint venture in Europe, Nikola Iveco Europe GmbH. The operations of the joint venture are located in Ulm, Germany, and consist of manufacturing the battery-electric (“BEV”) and FCEV Class 8 trucks for the European market, as well as for the North American market while the Company’s greenfield manufacturing facility in Coolidge, Arizona, is being completed.
The agreements provide for a 50/50 ownership of the joint venture and a 50/50 allocation of the joint venture’s production volumes and profits between the Company and Iveco.
 Both parties are entitled to appoint an equal number of members to the shareholders’ committee of the joint venture. Pursuant to the terms of the agreements, the Company and Iveco each contributed intellectual property licenses to their respective technology. During 2020, the Company contributed $8.8 million for a 50% interest in the joint venture, in accordance with the amended contribution agreement. The intellectual property licenses contributed to the joint venture by Nikola are related to intellectual property related to Nikola-developed BEV and FCEV technology for use in the European market. Iveco contributed to the joint venture a license for the
S-WAY
technology for use in the European market.
Nikola Iveco Europe GmbH is considered a variable interest entity (“VIE”) due to insufficient equity to finance its activities without additional subordinated financial support. The Company is not considered the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance based on the terms of the agreements. Accordingly, the VIE is accounted for under the equity method.
As of September 30, 2021 and December 31, 2020, the carrying amount of the Company’s equity interest was
$4.8 million and $8.4
million, respectively, and is included in investment in affiliates on the consolidated balance sheets. Equity in net loss of affiliates on the consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Equity in net loss of affiliates	$(1,359)	$—	$(3,279)	$—
During the third quarter of 2021, the joint venture executed a term loan facility agreement for 15.0 million euros ($17.4 million as of September 30, 2021) with a 5 year term and a revolving credit facility agreement for 6.0 million euros ($7.0 million as of September 30, 2021) with a 4 year term. Each agreement was guaranteed 50% by the Company and 50% by Iveco. As of September 30, 2021, the Company’s maximum exposure to loss was $17.0 million, which represents the book value of the Company’s equity interest and guaranteed debt obligations of $12.2 million.
Wabash Valley Resources LLC
On June 22, 2021, the Company entered into the Original MIPA with WVR and the Sellers,

pursuant to which, the Company purchased a 20% equity interest in WVR in exchange for $25.0 million in cash and 1,682,367 shares of the Company’s common stock. WVR is developing a clean hydrogen project in West Terre Haute, Indiana, including a hydrogen production facility. The common stock consideration was calculated based on the
30-day
average closing stock price of the Company, or $14.86 per share, and the Company issued 1,682,367 shares of its common stock. As of the WVR Closing Date, the fair value of the stock consideration and Put Right was $32.4 million, based upon the closing price of the Company’s common stock as of the WVR Closing Date and the fair value of the embedded Put Right (see Note 2).
The Company’s interest in WVR is accounted for under the equity method and is included in investment in affiliates on the consolidated balance sheets. As of the WVR Closing Date, the fair value of the Company’s investment in WVR was approximately $57.4 million, which consists of the Company’s cash, common stock consideration, and the Put Right. The common stock consideration subject to the Put Right was originally classified as temporary
equity on the consolidated balance sheets for $13.2 million which includes the fair value of the embedded Put Right of $3.2 million. Subsequently, the Put Right was removed and replaced with the Price Differential. See Note 2,
Summary of Significant Accounting Policies
, for further details. Refer below for a reconciliation of the fair value of the Company’s investment in WVR:

Investment in WVR
Common stock issued for investment in affiliates including common stock subject to Put Right	$29,139
Cash consideration for investment in affiliates	25,000

Fair value of cash and common stock consideration for WVR	54,139
Fair value of embedded Put Right	3,237

Total investment in affiliates	$57,376

The excess of the initial fair value of the Company’s investment over the underlying equity in the carrying value of the net assets of WVR has not yet been allocated within the investment account. The Company expects to complete the allocation by the end of fiscal year 2021.
As of September 30, 2021 and December 31, 2020, the carrying amount of the Company’s equity interest was $57.6 million and zero, respectively, and is included in investment in affiliates on the consolidated balance sheets. Equity in net loss of affiliates on the consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Equity in net earnings of affiliate	$212	$—	$212	$—
The Company does not guarantee debt for, or have other financial support obligations to the entity and its maximum exposure to loss in connection with its continuing involvement with the entity is limited to the carrying amount of the investment.

7. Investments
Unconsolidated VIE
In April 2020, the Company and Iveco entered into a series of agreements which established a joint venture in Europe, Nikola Iveco Europe B.V. All assets and liabilities of Nikola Iveco Europe B.V. were transferred to Nikola Iveco Europe GmbH during the third quarter of 2020. The operations of the joint venture are located in Ulm, Germany, and consist of manufacturing the BEV and FCEV Class 8 trucks for the European market, as well as for the North American market while the Company’s greenfield manufacturing facility in Coolidge, Arizona, is being completed.
The agreements provide for a 50/50 ownership of the joint venture and a 50/50 allocation of the joint venture’s production volumes and profits between Nikola and Iveco. Both parties are entitled to appoint an equal number of members to the shareholders’ committee of the joint venture. Pursuant to the terms of the agreements, the Company and Iveco each contributed intellectual property licenses to their respective technology. During

2020, the Company contributed $8.8 million for a 50% interest in the joint venture, in accordance with the amended contribution agreement. The intellectual property licenses contributed to the joint venture by Nikola are related to intellectual property related to Nikola-developed BEV and FCEV technology for the use in the European market. Iveco contributed to the joint venture a license for the
S-WAY
technology for use in the European market.
Nikola Iveco Europe GmbH is considered a VIE due to insufficient equity to finance its activities without additional subordinated financial support. The Company is not considered the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance based on the terms of the agreements. Accordingly, the VIE is accounted for under the equity method.
As of December 31, 2020, the carrying amount of the Company’s equity interest was $8.4 million and is included in investments in affiliate on the consolidated balance sheets. For the year ended December 31, 2020, the Company recognized $0.6 million loss from the joint venture and is included in equity in net loss of affiliate on the consolidated statements of operations. The Company does not guarantee debt for, or have other financial support obligations to the entity and its maximum exposure to loss in connection with its continuing involvement with the entity is limited to the carrying value of the investment.